Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2026
Temporary Equity [Line Items]
Gross proceeds from IPO (in Shares)		5,700,000
Gross proceeds from IPO		$ 57,500,000
Less:
Proceeds allocated to Public Rights		(1,265,000)
Allocation of offering costs related to redeemable shares		(1,554,984)
Plus:
Accretion of carrying value to redemption value	$ 2,180,512	639,472
Remeasurement of carrying value to redemption value	$ 2,230,500
Subsequent measurement of ordinary shares to redemption value		$ 609,787
Public shareholder redemptions (in Shares)	(2,819,767)
Public shareholder redemptions	$ (29,451,965)
Extension fees	$ 450,000
Class A ordinary shares subject to possible redemption (in Shares)	2,930,233	5,700,000
Class A ordinary shares subject to possible redemption	$ 31,338,322	$ 55,929,275	$ 32,810,531